Income Taxes - Effective Income Tax Rate Reconciliation (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Income at US statutory rate			21.00%	21.00%	21.00%
State taxes, net of federal benefit			12.80%	13.90%	12.00%
Permanent differences			(1.20%)	(1.70%)	(1.40%)
Tax law change			0.00%	0.00%	0.50%
Foreign rate differential			0.20%	0.10%	0.00%
Valuation allowance			(33.90%)	(33.90%)	(33.60%)
Other			(0.10%)	0.00%	0.90%
Total income taxes	(3.50%)	(1.10%)	(1.20%)	(0.60%)	(0.60%)